Employee Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Payment Arrangement, Activity
The maximum number of shares of the Corporation’s common stock reserved for issuance over the term of the Plan, shares outstanding, and shares remaining under the Plan, after giving effect to the Exchange Ratio, as of March 31, 2021 and December 31, 2020 were as follows:

March 31, 2021	Shares Authorized Under Plan	Shares Outstanding Under Plan	Shares Remaining Under Plan
2014 Plan	54,402,264	46,231,470	N/A
2020 Plan	30,641,401	1,924,526	28,716,875
2020 Management Incentive Plan	33,426,983	33,426,983	—

December 31, 2020	Shares Authorized Under Plan	Shares Outstanding Under Plan	Shares Remaining Under Plan
2014 Plan	54,402,264	36,557,759	17,844,505
Effective as of the closing of the Business Combination, the 2014 Plan terminated at which time the outstanding awards previously granted thereunder were assumed by the Corporation, and no new awards are available for grant under the 2014 Plan.

Summary of Stock-Based Compensation Cost
Compensation cost presented in salaries and benefits in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss were as follows:

Three Months Ended March 31,	2021	2020
	(in thousands)
Stock options	$3,694	$1,977
RSUs	14,052	—
PRSUs	24,967	—

Total compensation cost recognized for stock-based compensation plans	$42,713	$1,977

Schedule of Assumptions to Estimate Fair Value of Stock Options on Weighted Average Basis
The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the three months ended March 31, 2021 and 2020, respectively, were as follows:

Three Months Ended March 31, 2021	2021	2020
Weighted-average risk-free interest rate	1.06%	1.47%
Expected term (in years)	6.06	6.30
Expected volatility	37.74%	29.63%
Expected dividend yield	—%	—%

The assumptions that the Corporation used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted for the years ended December 31, 2020 and 2019, respectively, were as follows:

Year ended December 31,	2020	2019
Weighted-average risk-free interest rate	0.84%	1.95%
Expected term (in years)	4.68	6.29
Expected volatility	34.66%	28.37%
Expected dividend yield	0.00%	0.00%

Summary of Stock Option Activity
A summary of option activity under the 2020 Plan during the three months ended March 31, 2021 is as follows:

	Number of options	Weighted- average exercise price
Outstanding, January 1, 2021	—	$—
Granted during 2021	1,937,968	8.88
Exercised	—	—
Forfeited	(13,442)	8.88

Outstanding, March 31, 2021	1,924,526	$8.87

A summary of option activity under the 2014 Plan during the three months ended March 31, 2021 is as follows:

	Number of options	Weighted- average exercise price
Outstanding, January 1, 2021	36,513,193	$2.26
Granted during 2021	—	—
Exercised	(761,480)	1.63
Forfeited	(267,115)	2.43

Outstanding, March 31, 2021	35,484,598	$2.27

A summary of option activity under the Plan, after reverse capitalization, during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of options (1)	Weighted-average exercise price (1)
Outstanding, January 1, 2019	27,046,177	$1.31
Granted during 2019	8,828,538	1.99
Exercised	(916,527)	0.74
Forfeited	(6,768,713)	1.57

Outstanding, December 31, 2019	28,189,475	1.48

Granted during 2020	14,386,426	3.59
Exercised	(1,297,977)	1.53
Forfeited	(4,720,165)	1.88

Outstanding, December 31, 2020	36,557,759	$2.25

(1)
Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3, “Reverse Capitalization,” for details.

Summary of Total RSU activity
A summary of total RSU activity for the three months ended March 31, 2021 is presented below:

Three Months Ended March 31, 2021
Granted	16,844,216
Exercised	(95,834)

Outstanding, March 31, 2021	16,748,382

Summary of Weighted Average Grant Date Fair Value of Performance Restricted Stock Units
The weighted-average grant date fair value of Market PRSUs granted during the three months ended March 31, 2021 was $9.59 per underlying share. There were no Market PRSUs granted prior to 2021. The grant date fair value of Market PRSUs was determined using a Monte Carlo simulation model that incorporated multiple valuation assumptions, including the probability of achieving the specified market condition and the following assumptions:

Three Months Ended March 31, 2021
Expected volatility (1)	40.70%
Risk-free interest rate (2)	0.50%
Dividend yield (3)	0.00%

(1)	Expected volatility is based on a blend of peer group company historical data adjusted for the Corporation’s leverage.
(2)	Risk-free interest rate based on U.S. Treasury yields with a term equal to the remaining Performance Period as of the grant date.
(3)	Dividend yield was assumed to be zero as the Corporation does not anticipate paying dividends.

Summary of Total Performance Restricted Stock Units	A summary of total PRSU activity for the three months ended March 31, 2021 is presented below:

Three Months Ended March 31, 2021
Granted	27,460,364

Non-vested at March 31, 2021	27,460,364

Summary of Warrant Activity
A summary of activity relating to the warrants of the service providers during the three months ended March 31, 2021 and 2020, respectively, is as follows:

	Number of warrants	Weighted- average exercise price
Outstanding, December 31, 2019	261,681	$3.00
Granted during 2020	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, March 31, 2020	261,681	$3.00

Outstanding, December 31, 2020	261,681	$3.00
Granted during 2021	—	—
Exercised	(261,681)	3.00
Forfeited	—	—

Outstanding, March 31, 2021	—	$—

A summary of warrant activity during the years ended December 31, 2020 and 2019, respectively, is as follows:

	Number of warrants	Weighted-average exercise price
Outstanding, January 1, 2019	261,681	$3.00
Granted during 2019	—
Exercised	—
Forfeited	—

Outstanding, December 31, 2019	261,681	3.00

Granted during 2020	—
Exercised	—
Forfeited	—

Outstanding, December 31, 2020	261,681	$3.00